Risk Management - Summary of Carrying Value of Past Due but not Impaired and Impaired Financial Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	CAD 633	CAD 575
Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	363	279
Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	92	70
Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	72	111
Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	173	231
Impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	40	152
Impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	86	33
Impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	1	8
FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets		90
FVTPL [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	45	38
AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	106	25
AFS [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	1
Less than 90 days [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	589	428
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	363	215
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	76	50
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	46	57
Less than 90 days [Member] | FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets		90
Less than 90 days [Member] | AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	104	16
90 days and greater [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	44	147
90 days and greater [Member] | Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets		64
90 days and greater [Member] | Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	16	20
90 days and greater [Member] | Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	26	54
90 days and greater [Member] | AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	CAD 2	CAD 9